Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2013
Financial Instruments with Off-Balance Sheet Risk
Note 20. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company is a party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit, standby letters of credit, guarantees of credit card accounts previously sold and potential repurchase obligations related to previously sold loans, and involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheet. The contract or notional amounts of these instruments reflect the extent of the Company’s involvement in particular classes of financial instruments.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit, standby letters of credit and guarantees of credit card accounts previously sold is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include property, plant and equipment and income-producing commercial properties.

Unfunded commitments under commercial lines of credit, revolving credit lines and overdraft protection agreements are commitments for possible future extensions of credit to existing customers. These lines of credit are usually uncollateralized and do not always contain a specified maturity date and may not be drawn upon to the total extent to which the Company is committed.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Company has not incurred any losses on its commitments in either 2013 or 2012.

The amounts of loan commitments and standby letters of credit are set forth in the following table as of December 31, 2013 and 2012:

	December 31,
(dollars in thousands)	2013	2012
Loan commitments	$102,703	$98,922
Standby letters of credit	$7,114	$6,851

In connection with the sale of its credit card loan portfolio, the Company has guaranteed credit card accounts of certain customers to the bank that purchased the accounts. At December 31, 2013 and 2012, the guarantees totaled $964 thousand and $731 thousand, respectively, of which the outstanding balance of the guarantees was $385 thousand and $327 thousand, respectively. As of December 31, 2013, the Company does not anticipate any significant or material losses as a result of the guaranteed credit card accounts.